OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

CITICORP Mortgage Securities, Inc.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

     X    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2017 to December 31, 2017

Date of Report (Date of filing): February 14, 2018

Commission File Number of securitizer: 025-00906

Central Index Key Number of securitizer: 0000811785

Daniel P. Hoffman, Citicorp Mortgage Securities, Inc., (636) 261-1303

Stephen Kudenholdt, Dentons US LLP, (212) 768-6847

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]1

_____  Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

____________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

1 The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on May 15, 2017.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report during the prior calendar year except for activity that was reported on the Form ABS-15G filing made on May 15, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CITICORP MORTGAGE SECURITIES, Inc.
Date: February 14, 2018	/s/ Daniel P. Hoffman
Name: Daniel P. Hoffman
Title: President
(senior officer in charge of securitization of the securitizer)